Other Information - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Customer	Sep. 30, 2013 Customer	Dec. 31, 2013
Schedule Of Other Information [Line Items]
Cash balances	$ 11,200,000		$ 11,200,000		$ 16,200,000
Income tax (expense) benefit	790,000	(580,000)	19,463,000	(169,000)
Effective tax rate	(44.40%)	(38.50%)	35.50%	(2.00%)
Pre-tax income (loss)	1,851,000	(1,255,000)	(54,964,000)	(5,062,000)
Number of customers			3	1
Shares authorized	1,002		1,002		1,002
Shares issued	1,002		1,002		1,002
Shares outstanding	1,002		1,002		1,002
Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.00%	10.00%
Spanish Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			7,600,000
Mexican Subsidiary [Member]
Schedule Of Other Information [Line Items]
Cash dividend distributed			1,800,000
AutoZone [Member]
Schedule Of Other Information [Line Items]
Receivable balances	96,900,000		96,900,000		129,100,000
AutoZone [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			26.80%	29.00%
General Motors Company [Member]
Schedule Of Other Information [Line Items]
Receivable balances	20,400,000		20,400,000		17,600,000
General Motors Company [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			14.50%
Advance Stores Company, Inc [Member]
Schedule Of Other Information [Line Items]
Receivable balances	$ 13,100,000		$ 13,100,000
Advance Stores Company, Inc [Member] | Sales Revenue, Net [Member]
Schedule Of Other Information [Line Items]
Percentage of total net sales			10.40%